Debt and Lease Arrangements - Schedule of Borrowing Facilities and Amounts Undrawn (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CP Programmes [Member]
Borrowing Facilities [Line Items]
Borrowing facilities	$ 20,000	$ 20,000
Undrawn borrowing facilities	$ 20,000	$ 19,659
EMTN Programme [Member]
Borrowing Facilities [Line Items]
Borrowing facilities	unlimited	unlimited
US Registration [Member]
Borrowing Facilities [Line Items]
Borrowing facilities	unlimited	unlimited
Committed Credit Facility [Member]
Borrowing Facilities [Line Items]
Borrowing facilities	$ 8,840	$ 8,500
Undrawn borrowing facilities	$ 8,840	$ 8,500